Other Income (Details Narrative) $ in Thousands						7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Jun. 21, 2023	Apr. 27, 2023	Mar. 29, 2023	Mar. 06, 2023	Feb. 05, 2023	Jul. 27, 2022	Aug. 31, 2023	Sep. 13, 2022	Sep. 21, 2022	Nov. 09, 2023	Oct. 31, 2023 USD ($) Capacity	Dec. 14, 2022	Nov. 17, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Vessel year built	2023	2023	2023	2016	2023	2022	2019	2022	2022	2023		2016	2022	2024
Other Operating Income | $														$ 582	$ 53,682	$ 1,065
Protostar N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2007
Vessel capacity in TEU | Capacity											2,741
Minimum charter period											October 2025
Navios Spring [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2007
Vessel capacity in TEU | Capacity											3,450
Minimum charter period											April 2025
Protostar N and Navios Spring [Member]
Property, Plant and Equipment [Line Items]
Other Operating Income | $											$ 52,463